Introduction, basis of presentation of the consolidated financial statements and other information - New IFRS (Details) - MXN ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017
New IFRS
Impairment provision		$ 17,961
IFRS 9
New IFRS
Financial assets reclassified to held to collect business model (as a percent)		44.00%
Amount of financial assets reclassified to held to collect business model		$ 75,418
Increase in shareholder's equity due to reclassification	$ 2,287
Increase in shareholder's equity net of deferred tax	1,601
Increase in provision for impairment of financial assets	3,256
Impairment provision	$ 21,217